Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 18.2	$ 21.3	$ 19.2
Contributions to defined contribution pension plans	0.5	0.6	0.8
Equity compensation benefits	13.0	10.2	7.4
Termination benefits	0.0	1.9
Total compensation of key management personnel	$ 31.7	$ 34.0	$ 27.4